POST-EMPLOYMENT BENEFIT (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Post-employment benefit obligations - amounts recognized in financial statements
Current	R$ 289,840	R$ 292,990
Non-current	3,416,381	5,293,808
Post-employment benefit obligations
Post-employment benefit obligations - amounts recognized in financial statements
Total post-employment benefit obligations	3,706,221	5,586,798
Current	289,840	292,990
Non-current	3,416,381	5,293,808
Social security plan benefits | Post-employment benefit obligations
Post-employment benefit obligations - amounts recognized in financial statements
Total post-employment benefit obligations	3,531,505	5,424,163
Health and life insurance plans | Post-employment benefit obligations
Post-employment benefit obligations - amounts recognized in financial statements
Total post-employment benefit obligations	R$ 174,716	R$ 162,635